Loans from Third Parties - Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Obtained Loans from External Parties [Abstract]
Total interest payable	$ 84,998	$ 66,905	$ 35,482
Total debt and interest payable	$ 607,253	$ 600,626	$ 510,234